Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses				$ 521,007
Allowance for credit losses				522,191
Estimated useful life		5 years
Lease term		12 months
Written-down of inventories				13,206
Vesting period term	6 months
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description		The Group operates and manages its business as a single operating and reportable segment. The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income (loss) when making decisions about allocating resources and assessing performance of the Group.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		Chief Executive Officer
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Vesting period term		9 months 15 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Vesting period term		21 months 15 days
Related Parties [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses		$ 522,191	522,191
Government Subsidies [Member]
Summary of Significant Accounting Policies [Line Items]
Written-down of inventories			$ 0.9